Leases - Future Minimum Revenues (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
LEASES [Abstract]
2020	$ 129,437
2021	97,544
2022	75,425
2023	69,250
2024	60,200
2025 and thereafter	642,479
Total minimum revenue, net of commissions	$ 1,074,335